                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter End: March 31, 2009

If amended report check here:            [_]

This Amendment (check only one):         [_]      is a restatement
                                         [_]      adds new holding entries


                         P&S Capital Management, L.P.


--------------------------------------------------------------------------------
Name of Institutional Investment Manager


590 Madison Avenue, 28th Floor                    New York     New York  10022
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Business Address                 (Street)          (City)       (State)  (Zip)


13F File Number:      28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Greg Pearson                    Chief Financial Officer         (212) 319-8220
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(Name)                            (Title)                        (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
5/15/2009

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P.


Report Type:

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[X]         13F HOLDINGS REPORT.
[_]         13F NOTICE.
[_]         13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    2
Form 13F Information Table Entry Total:              22
Form 13F Information Table Value Total:         $50,214 (thousands)

List of Other Included Managers:

No.       Form 13F File Number:          Name:
---       ---------------------          -----
1.        28-13086                       P&S Capital Management, LLC
2.        28-06197                       P&S Capital Partners, LLC

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                         P&S CAPITAL MANAGEMENT, L.P.

                          FORM 13F INFORMATION TABLE
                             AS OF DATE: 3/31/2009

ITEM 1                               ITEM 2        ITEM 3    ITEM 4        ITEM 5       ITEM 6   ITEM 7         ITEM 8
------                           ---------------- --------- -------- ------------------ ------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED NONE
--------------                   ---------------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
AMR CORP                         COM              001765106  1,914    600,000      CALL DEFINED    1       600,000
AMR CORP                         COM              001765106   957     300,000  SH       DEFINED    1       300,000
CBS CORP NEW                     CL B             124857202  2,880    750,000      CALL DEFINED    1       750,000
CBS CORP NEW                     CL B             124857202  1,152    300,000  SH       DEFINED    1       300,000
CENTEX CORP                      COM              152312104  1,500    200,000  SH       DEFINED    1       200,000
CITIGROUP INC                    COM              172967101  2,530   1,000,000     CALL DEFINED    1     1,000,000
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR    204412209  4,305    350,000      CALL DEFINED    1       350,000
CON-WAY INC                      COM              205944101  2,241    125,000      PUT  DEFINED    1       125,000
DOMTAR CORP                      COM              257559104   570     600,000  SH       DEFINED    1       600,000
DONNELLEY R R & SONS CO          COM              257867101  1,466    200,000      CALL DEFINED    1       200,000
DONNELLEY R R & SONS CO          COM              257867101   733     100,000  SH       DEFINED    1       100,000
ENERGY XXI (BERMUDA) LTD         COM SHS          G10082108   450    1,200,000 SH       DEFINED    1     1,200,000
GATX CORP                        COM              361448103  4,046    200,000      PUT  DEFINED    1       200,000
LEAR CORP                        COM              521865105   750    1,000,000 SH       DEFINED    1     1,000,000
MAGUIRE PPTYS INC                COM              559775101   107     148,000  SH       DEFINED    1       148,000
MOSAIC CO                        COM              61945A107  6,717    160,000      CALL DEFINED    1       160,000
MOTOROLA INC                     COM              620076109  4,230   1,000,000     CALL DEFINED    1     1,000,000
NEWELL RUBBERMAID INC            COM              651229106  5,104    800,000      CALL DEFINED    1       800,000
PROSHARES TR                     PSHS ULTSHT FINL 74347R628  3,926    40,000   SH       DEFINED    1        40,000
SOUTHWEST AIRLS CO               COM              44741108   1,266    200,000      PUT  DEFINED    1       200,000
TEMPLE INLAND INC                COM              879868107  1,074    200,000      CALL DEFINED    1       200,000
TEXTRON INC                      COM              883203101  2,296    400,000  SH       DEFINED    1       400,000